Share-Based Compensation - Schedule of Stock Option Activities (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2020 shares	Jan. 17, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Numbers of shares
Granted			133,913	133,913
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding			7,702,066	7,702,066	9,812,881	13,005,596
Granted						640,000
Forfeited	(332,566)	(332,566)	(10,500)	(10,500)	(338,876)	(397,500)
Repurchased						(3,435,215)
Exercised			(5,122,549)	(5,122,549)	(1,439,373)
Surrendered					(332,566)
Number of shares Outstanding			2,569,017	2,569,017	7,702,066	9,812,881	13,005,596
Exercisable as of December 31, 2020			2,569,017		6,790,924			2,569,017
Weighted average exercise price
Outstanding | $ / shares			$ 0.97		$ 0.93	$ 0.95
Granted | $ / shares						1.00
Forfeited | $ / shares			1.00		1.00	1.00
Repurchased | $ / shares						1.00
Exercised | $ / shares			0.96		$ 0.72
Surrendered					1.00
Outstanding | $ / shares			1.00		$ 0.97	$ 0.93	$ 0.95
Exercisable as of December 31, 2020 | $ / shares			$ 1.00
Weighted average remaining contractual term, Outstanding			5 years 9 months 14 days	5 years 9 months 14 days	6 years 9 months	7 years 9 months 3 days	8 years 7 months 9 days
Weighted average remaining contractual term, Exercisable			5 years 9 months 14 days	5 years 9 months 14 days
Aggregate intrinsic value, Outstanding | $			$ 50,361		$ 150,415	$ 47,671	$ 70,129
Aggregate intrinsic value, Exercisable | $			$ 50,361
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding			10,589,671	10,589,671	13,536,588
Granted						13,991,528
Repurchased			(454,940)	(454,940)		(454,940)
Exercised					(3,036,435)	(402,000)
Surrendered					2,544,917
Number of shares Outstanding			7,553,236	7,553,236	10,589,671	13,536,588
Exercisable as of December 31, 2020			7,553,236					7,553,236
Weighted average exercise price
Outstanding | $ / shares			$ 1.00		$ 1.00
Granted | $ / shares						$ 1.00
Repurchased | $ / shares						1.00
Exercised | $ / shares					$ 1.00
Surrendered					1.00
Outstanding | $ / shares			1.00		$ 1.00	$ 1.00
Exercisable as of December 31, 2020 | $ / shares			$ 1.00
Weighted average remaining contractual term, Outstanding			7 days 3 hours	7 days 3 hours	8 years 1 month 24 days	8 years 10 months 9 days
Weighted average remaining contractual term, Exercisable			7 years 1 month 24 days	7 years 1 month 24 days
Aggregate intrinsic value, Outstanding				¥ 148,076	$ 206,499	$ 64,840
Aggregate intrinsic value, Exercisable | $			$ 148,076
2019 Plan [Member]
Numbers of shares
Number of shares Outstanding			72,000	72,000
Granted					72,000
Number of shares Outstanding			48,000	48,000	72,000
Exercisable as of December 31, 2020			24,000					24,000
Weighted average exercise price
Outstanding | $ / shares			$ 6.09
Granted | $ / shares					$ 6.09
Outstanding | $ / shares			6.09		$ 6.09
Exercisable as of December 31, 2020 | $ / shares			$ 6.09
Weighted average remaining contractual term, Outstanding			8 days 1 hour	8 days 1 hour	9 years 3 months 29 days
Weighted average remaining contractual term, Exercisable			8 days 1 hour	8 days 1 hour
Aggregate intrinsic value, Outstanding				¥ 1,045	$ 1,038
Aggregate intrinsic value, Exercisable | ¥								¥ 348
2020 Plan [Member]
Numbers of shares
Number of shares Outstanding			1,044,368	1,044,368
Granted			133,913	133,913	1,068,733
Forfeited			(111,495)	(111,495)
Number of shares Outstanding			805,433	805,433	1,044,368
Exercisable as of December 31, 2020					0
2021 Plan [Member]
Numbers of shares
Granted			2,698,245	2,698,245
Forfeited			(253,805)	(253,805)
Number of shares Outstanding			2,444,440	2,444,440
Weighted average exercise price
Granted | $ / shares			$ 26.43
Forfeited | $ / shares			26.39
Outstanding | $ / shares			$ 26.44
Weighted average remaining contractual term, Outstanding			9 years 6 months 25 days	9 years 6 months 25 days
2020 Plan [Member]
Numbers of shares
Number of shares Outstanding			1,044,368	1,044,368
Forfeited			(111,495)	(111,495)	(24,365)
Exercised			(68,859)	(68,859)
Number of shares Outstanding			997,773	997,773	1,044,368
Exercisable as of December 31, 2020			192,340					192,340
Weighted average exercise price
Outstanding | $ / shares			$ 5.91
Granted | $ / shares			18.85		$ 5.91
Forfeited | $ / shares			6.23		5.91
Exercised | $ / shares			5.91
Expired | $ / shares			5.91
Outstanding | $ / shares			7.61		$ 5.91
Exercisable as of December 31, 2020 | $ / shares			$ 5.91
Weighted average remaining contractual term, Outstanding			8 days 16 hours	8 days 16 hours	9 years 7 months 13 days
Weighted average remaining contractual term, Exercisable			8 days 12 hours	8 days 12 hours
Aggregate intrinsic value, Outstanding				¥ 12,967	$ 15,237
Aggregate intrinsic value, Exercisable | ¥								¥ 2,826
Expired			(154)	(154)
2021 Plan [Member]
Numbers of shares
Granted			2,698,245	2,698,245